INITIAL PUBLIC OFFERING ("IPO") AND SECONDERY OFFERING (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended
	Mar. 05, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 02, 2013	Sep. 02, 2013
Initial Public Offering [Line Items]
Balance, shares		21,564,820
Balance, shares		22,482,509	21,564,820
Share-based compensation expense		$ 852,000	$ 1,109,000	$ 267,000
IPO-related employee bonus expense			1,000,000
Proceeds from initial public offering, net of issuance costs of $8.2 million			62,838,000
Stock issuance cost	400,000
Ordinary shares, shares authorized		100,000,000	100,000,000
Ordinary shares [Member]
Initial Public Offering [Line Items]
Issuance of ordinary shares in secondary registered public offering, net of issuance costs, shares	5,403,685
Secondary registered public offering, price per share	$ 28.00
Issuance of ordinary shares to underwriter's options in a secondary registered public offering	704,828
Ordinary shares, shares authorized						100,000,000
IPO [Member]
Initial Public Offering [Line Items]
Ordinary shares issued in the IPO (including the underwriters' option to purchase additional shares), shares					5,073,800
Proceeds from initial public offering, net of issuance costs of $8.2 million					62,838,000
IPO price per share					$ 14
IPO option to purchase an additional shares, number of shares					661,800
IPO [Member] | Ordinary shares [Member]
Initial Public Offering [Line Items]
Balance, shares					3,167,304
Ordinary shares issued following the conversion of the preferred shares outstanding					12,905,312
Ordinary shares issued in the IPO (including the underwriters' option to purchase additional shares), shares					5,073,800
Ordinary shares issued following the exercise of preferred share warrants and subsequent conversion					385,084
Balance, shares					21,531,500
Vested					262,888
Options expected to vest and became exercisable after one year from the closing of the IPO					224,740
Restricted shares, granted					9,520
Share-based compensation expense					900,000
IPO-related employee bonus expense					$ 1,000,000
IPO- related employee bonus conditions
Such bonuses were partly subject to the closing of the IPO ($0.5 million) and partly subject to the Company's market capitalization exceeding an agreed upon level for at least 30 trading days within 24 months following its IPO ($0.5 million).